Other Accounts Payable (Details) - Schedule of other accounts payable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of other accounts payable [Abstract]
Employees and authorities	$ 770	$ 747
Contingent liability	262
Deferred tax		5
Others	214	366
Total	$ 1,246	$ 1,118